     As filed with the Securities and Exchange Commission on April 16, 1999
                        File Nos. 333-59185 and 811-08873


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. | |

                       Post-Effective Amendment No. 3 |X|


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                               Amendment No. 4 |X|


                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


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        2000 N. CLASSEN BOULEVARD
      OKLAHOMA CITY, OKLAHOMA 73106
(Address of Principal Executive Offices)       Registrant's Telephone Number:  (405) 523-2000

          Stephen P. Garrett                                      Copy to:
         Senior Vice President
      Law and Government Affairs                           Connie S. Stamets, Esq.
  American Fidelity Assurance Company                    Winstead Sechrest & Minick
       2000 N. Classen Boulevard                           5400 Renaissance Tower
     Oklahoma City, Oklahoma 73106                            1201 Elm Street
(Name and Address of Agent for Service)                     Dallas, Texas 75270


Approximate Date of Proposed Public Offering:        As soon as practicable after effectiveness of
                                                     the Registration Statement
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It is proposed that this filing will become effective (check appropriate box)

         | |  immediately upon filing pursuant to paragraph (b)


         |X|  on April 30, 1999 pursuant to paragraph (b)


         | |  60 days after filing pursuant to paragraph (a)(1)

         | |  on (date) pursuant to paragraph (a)(1)

         | |  75 days after filing pursuant to paragraph (a)(2)

         | |  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:


         |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  common stock, par value $0.001

                               Explanatory Note


     The sole purpose of this Post-Effective Amendment is to designate a later effective date for Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed on February 18, 1999. The contents of such Post-Effective Amendment No. 2 are hereby incorporated by reference as if set forth fully herein.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Oklahoma City, and State of Oklahoma on the 16th day of April, 1999.



                             AMERICAN FIDELITY DUAL STRATEGY FUND, INC.



                             By /s/ John W. Rex
                                ------------------------------------------------
                                John W. Rex, Chairman of the Board and President




         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to Registration Statement has been signed below by the following persons in the capacities indicated on April 16, 1999.



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

/s/ John W. Rex                                       /s/ Gregory M. Love
-----------------------------------------------       -----------------------------------------------
John W. Rex, Chairman of the Board,                   Gregory M. Love, Director
 President and Treasurer



/s/ Daniel D. Adams, Jr.                              /s/ J. Dean Robertson
-----------------------------------------------       -----------------------------------------------
Daniel D. Adams, Jr., Director and Secretary          J. Dean Robertson, Director



/s/ Jean G. Gumerson                                  /s/ G. Rainey Williams, Jr.
-----------------------------------------------       -----------------------------------------------
Jean G. Gumerson, Director                            G. Rainey Williams, Jr., Director



/s/ Edward C. Joullian, III
-----------------------------------------------
Edward C. Joullian, III, Director
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